Portfolio of Investments
Columbia Disciplined Core Fund, April 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 10.9%
Diversified Telecommunication Services 1.9%
Verizon Communications, Inc.	1,339,430	76,950,253
Entertainment 0.2%
Electronic Arts, Inc.(a)	69,400	7,929,644
Interactive Media & Services 8.6%
Alphabet, Inc., Class A(a)	140,900	189,750,030
Facebook, Inc., Class A(a)	744,800	152,468,008
Total		342,218,038
Media 0.2%
Interpublic Group of Companies, Inc. (The)	362,600	6,156,948
Total Communication Services		433,254,883
Consumer Discretionary 10.3%
Hotels, Restaurants & Leisure 1.0%
Hilton Worldwide Holdings, Inc.	316,700	23,977,357
Starbucks Corp.	211,200	16,205,376
Total		40,182,733
Household Durables 0.6%
PulteGroup, Inc.	820,100	23,184,227
Internet & Direct Marketing Retail 5.4%
Amazon.com, Inc.(a)	49,000	121,226,000
eBay, Inc.	1,565,100	62,337,933
Expedia Group, Inc.	474,200	33,658,716
Total		217,222,649
Multiline Retail 1.5%
Target Corp.	533,800	58,579,212
Specialty Retail 1.8%
AutoZone, Inc.(a)	12,100	12,345,872
Best Buy Co., Inc.	771,200	59,174,176
Total		71,520,048
Total Consumer Discretionary		410,688,869
Consumer Staples 7.5%
Food & Staples Retailing 0.3%
Walgreens Boots Alliance, Inc.	233,850	10,123,367
Common Stocks (continued)
Issuer	Shares	Value ($)
Food Products 1.0%
General Mills, Inc.	662,200	39,659,158
Household Products 3.9%
Kimberly-Clark Corp.	437,550	60,591,924
Procter & Gamble Co. (The)	820,500	96,712,335
Total		157,304,259
Tobacco 2.3%
Altria Group, Inc.	601,200	23,597,100
Philip Morris International, Inc.	907,500	67,699,500
Total		91,296,600
Total Consumer Staples		298,383,384
Energy 3.0%
Oil, Gas & Consumable Fuels 3.0%
Chevron Corp.	249,900	22,990,800
ConocoPhillips Co.	1,228,360	51,713,956
HollyFrontier Corp.	370,100	12,228,104
Valero Energy Corp.	523,950	33,192,233
Total		120,125,093
Total Energy		120,125,093
Financials 10.2%
Banks 2.7%
Bank of America Corp.	730,600	17,570,930
Citigroup, Inc.	1,722,900	83,664,024
Citizens Financial Group, Inc.	307,300	6,880,447
Total		108,115,401
Capital Markets 4.6%
Bank of New York Mellon Corp. (The)	375,700	14,103,778
BlackRock, Inc.	13,100	6,576,724
Intercontinental Exchange, Inc.	911,100	81,497,895
Moody’s Corp.	65,800	16,048,620
S&P Global, Inc.	210,100	61,534,088
T. Rowe Price Group, Inc.	32,400	3,746,412
Total		183,507,517
Columbia Disciplined Core Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 1.1%
Capital One Financial Corp.	428,560	27,753,546
Synchrony Financial	739,400	14,632,726
Total		42,386,272
Diversified Financial Services 0.2%
Voya Financial, Inc.	174,000	7,859,580
Insurance 1.6%
Allstate Corp. (The)	584,600	59,465,512
MetLife, Inc.	179,600	6,479,968
Total		65,945,480
Total Financials		407,814,250
Health Care 15.2%
Biotechnology 2.7%
AbbVie, Inc.	393,680	32,360,496
Alexion Pharmaceuticals, Inc.(a)	226,680	24,361,300
BioMarin Pharmaceutical, Inc.(a)	192,900	17,750,658
Vertex Pharmaceuticals, Inc.(a)	138,720	34,846,464
Total		109,318,918
Health Care Equipment & Supplies 2.4%
Dentsply Sirona, Inc.	159,570	6,772,151
Hologic, Inc.(a)	69,900	3,501,990
Medtronic PLC	875,100	85,436,013
Total		95,710,154
Health Care Providers & Services 3.5%
Cardinal Health, Inc.	858,020	42,454,829
DaVita, Inc.(a)	297,000	23,465,970
Humana, Inc.	94,700	36,158,354
McKesson Corp.	252,320	35,640,200
Total		137,719,353
Pharmaceuticals 6.6%
Bristol-Myers Squibb Co.	930,400	56,577,624
Eli Lilly and Co.	36,200	5,597,968
Johnson & Johnson	586,200	87,953,448
Merck & Co., Inc.	1,223,200	97,048,688
Mylan NV(a)	1,019,100	17,090,307
Total		264,268,035
Total Health Care		607,016,460
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 7.8%
Aerospace & Defense 2.2%
Lockheed Martin Corp.	222,300	86,488,038
Airlines 1.2%
Delta Air Lines, Inc.	152,200	3,943,502
Southwest Airlines Co.	1,382,590	43,205,937
Total		47,149,439
Electrical Equipment 1.5%
Eaton Corp. PLC	709,700	59,259,950
Machinery 2.7%
Cummins, Inc.	457,200	74,752,200
Illinois Tool Works, Inc.	218,700	35,538,750
Total		110,290,950
Professional Services 0.2%
Robert Half International, Inc.	202,200	9,557,994
Total Industrials		312,746,371
Information Technology 25.4%
Communications Equipment 2.4%
Cisco Systems, Inc.	2,254,500	95,545,710
IT Services 5.4%
MasterCard, Inc., Class A	396,200	108,943,114
VeriSign, Inc.(a)	354,140	74,188,789
Visa, Inc., Class A	189,900	33,938,928
Total		217,070,831
Semiconductors & Semiconductor Equipment 4.9%
Broadcom, Inc.	50,000	13,581,000
Intel Corp.	1,731,400	103,849,372
QUALCOMM, Inc.	990,500	77,922,635
Total		195,353,007
Software 8.0%
Adobe, Inc.(a)	158,800	56,158,032
Autodesk, Inc.(a)	234,000	43,788,420
Fortinet, Inc.(a)	549,600	59,213,904
Microsoft Corp.(b)	886,400	158,851,744
Total		318,012,100

2	Columbia Disciplined Core Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	459,180	134,907,084
HP, Inc.	3,253,100	50,455,581
Total		185,362,665
Total Information Technology		1,011,344,313
Materials 2.2%
Chemicals 1.5%
LyondellBasell Industries NV, Class A	986,600	57,173,470
Metals & Mining 0.7%
Nucor Corp.	692,300	28,515,837
Total Materials		85,689,307
Real Estate 2.5%
Equity Real Estate Investment Trusts (REITS) 2.5%
American Tower Corp.	324,890	77,323,820
ProLogis, Inc.	179,100	15,981,093
SBA Communications Corp.	28,400	8,233,728
Total		101,538,641
Total Real Estate		101,538,641
Utilities 3.5%
Electric Utilities 3.1%
Entergy Corp.	263,900	25,205,089
Exelon Corp.	1,699,300	63,010,044
NRG Energy, Inc.	1,000,500	33,546,765
Total		121,761,898
Common Stocks (continued)
Issuer	Shares	Value ($)
Independent Power and Renewable Electricity Producers 0.4%
AES Corp. (The)	1,208,500	16,012,625
Total Utilities		137,774,523
Total Common Stocks (Cost $3,393,800,913)		3,926,376,094

Money Market Funds 1.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.519%(c),(d)	50,425,018	50,435,103
Total Money Market Funds (Cost $50,410,760)		50,435,103
Total Investments in Securities (Cost: $3,444,211,673)		3,976,811,197
Other Assets & Liabilities, Net		9,186,045
Net Assets		3,985,997,242

At April 30, 2020, securities and/or cash totaling $8,960,500 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	448	06/2020	USD	65,013,760	8,331,332	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2020.
Columbia Disciplined Core Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Disciplined Core Fund, April 30, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended April 30, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.519%
	49,357,445	408,895,863	(407,828,290)	50,425,018	2,054	24,343	504,064	50,435,103
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Disciplined Core Fund | Quarterly Report 2020